DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 376	$ 360	$ 385
Total direct hospitality expense	1,141	910	908
Hospitality
Disclosure of detailed information about investment property
Employee compensation and benefits	230	160	180
Cost of food, beverage, and retail goods sold	245	158	142
Depreciation and amortization	258	269	280
Maintenance and utilities	105	99	112
Marketing and advertising	26	23	28
Other	$ 277	$ 201	$ 166